Fair Value - Balance Sheet Grouping (Details) - Nonrecurring - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Carrying Value
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Mortgage loans	$ 1,361
Equity securities	140	$ 47
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Investment contracts with a fixed maturity	5
Investment contracts without a fixed maturity	382
Long-term debt	72,709	25,726
Estimated Fair Value
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Mortgage loans	1,366
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Investment contracts with a fixed maturity	5
Investment contracts without a fixed maturity	357
Long-term debt	71,252	26,756
Estimated Fair Value | Level 1
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Mortgage loans	0
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Investment contracts with a fixed maturity	0
Investment contracts without a fixed maturity	0
Long-term debt	71,252	26,756
Estimated Fair Value | Level 2
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Mortgage loans	0
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Investment contracts with a fixed maturity	0
Investment contracts without a fixed maturity	0
Long-term debt	0	0
Estimated Fair Value | Level 3
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Mortgage loans	1,366
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Investment contracts with a fixed maturity	5
Investment contracts without a fixed maturity	357
Long-term debt	$ 0	$ 0